PENSION AND OTHER POSTRETIREMENT BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013
Pooled funds - Alternative investments
Defined Benefit Plans
Pooled funds Valuation lag period	1 month
Notice period after lock up period	65 days
U.S..
Defined Benefit Plans
Actuarial loss	140.6	$ (73.4)	$ 93.5
Number of sub-portfolios in which assets are invested	2
U.S.. | Growth portfolio
Defined Benefit Plans
Target assets allocation (as a percent)	65.00%
U.S.. | Liability hedging portfolio
Defined Benefit Plans
Target assets allocation (as a percent)	35.00%
Int'l
Defined Benefit Plans
Actuarial loss	51.3	6.1	16.4
Int'l | Equity Securities
Defined Benefit Plans
Target assets allocation (as a percent)	39.00%
Int'l | Fixed income securities and cash
Defined Benefit Plans
Target assets allocation (as a percent)	49.00%
Int'l | Insurance contracts and Other investments
Defined Benefit Plans
Target assets allocation (as a percent)	12.00%
SHARE Plan
Defined Benefit Plans
Actuarial loss	12.0			$ 20.0